Deferred Revenue	12 Months Ended
Mar. 31, 2014
Deferred Revenue Disclosure [Abstract]
Deferred Revenue

5. DEFERRED REVENUE

On August 22, 2013, the Company entered into a regional distribution and service provider agreement with Energia Vehicular Limpia S.A. de C.V. (“Energia”). Pursuant to the agreement, Energia shall have the exclusive rights to market the Company’s products in Mexico for five years. In consideration of the exclusive distribution rights, Energia paid $500,000 as a license fee to the Company. On January 16, 2014, the Company and Energia further amended the regional distribution and service provider agreement to include the exclusive rights to market the Company’s products in Brazil for a license fee of $160,000 during the same period of the original agreement. On April 9, 2014, the Company and Energia further amended the regional distribution agreement and service provider agreement to add consulting/advisory services to be provided by the Company to Energia for an 18-month period beginning April 1, 2014. Energia paid in advance $217,000 for these services. During the year ended March 31, 2014, the Company also received from Energia, a deposit in the amount of $180,000 for Hydroplant units to be shipped in the future.

License fee is recognized ratably over the term of the agreement. For the year ended March 31, 2014, $88,000 in revenue related to the license fees was recorded.